SEGMENTAL INFORMATION - Revenues from External Customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues from external customers:
Benchmark percentage of revenue for major customer	10.00%	10.00%	10.00%
Petrobras
Revenues from external customers:
Revenues	$ 100,052	$ 99,976	$ 85,899
Petrobras | Revenues | Customer Concentration Risk
Revenues from external customers:
Concentration risk (percentage)	23.00%	25.00%	26.00%
PTNR
Revenues from external customers:
Revenues	$ 67,325	$ 66,345	$ 65,478
PTNR | Revenues | Customer Concentration Risk
Revenues from external customers:
Concentration risk (percentage)	15.00%	17.00%	20.00%
KNPC
Revenues from external customers:
Revenues	$ 47,402	$ 43,220	$ 0
KNPC | Revenues | Customer Concentration Risk
Revenues from external customers:
Concentration risk (percentage)	11.00%	11.00%	0.00%
DUSUP
Revenues from external customers:
Revenues	$ 41,970	$ 48,392	$ 48,029
DUSUP | Revenues | Customer Concentration Risk
Revenues from external customers:
Concentration risk (percentage)	10.00%	12.00%	15.00%
Pertamina
Revenues from external customers:
Revenues	$ 38,061	$ 40,004	$ 37,302
Pertamina | Revenues | Customer Concentration Risk
Revenues from external customers:
Concentration risk (percentage)	9.00%	10.00%	11.00%
BG Group plc
Revenues from external customers:
Revenues	$ 31,370	$ 68,884	$ 66,341
BG Group plc | Revenues | Customer Concentration Risk
Revenues from external customers:
Concentration risk (percentage)	7.00%	17.00%	20.00%